Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, we grant stock options to our employees, including our Named Executive Officers. Our current practice is to grant new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in January of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in December of the year prior. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board of Directors and at the time of each annual meeting of our stockholders, respectively, pursuant to the non-employee director compensation policy, as further described under the heading “Director Compensation”. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about us when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. The Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Our current practice is to grant new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in January of each fiscal year
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about us when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false